N-2	6 Months Ended
May 31, 2025 shares
Cover [Abstract]
Entity Central Index Key	0001074540
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	Eaton Vance Municipal Income Trust
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]	The Trust seeks to provide current income exempt from regular federal income tax.
Latest Premium (Discount) to NAV [Percent]	(2.29%) [1]
Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Common Shares
Outstanding Security, Held [Shares]	39,667,163

[1]	The shares of the Fund often trade at a discount or premium to their net asset value. The discount or premium may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to https://funds.eatonvance.com/closed-end-fund-prices.php.